Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 16,926,878	$ 26,736,700
Bank acceptance receivables	20,431,900	22,085,846
Accounts receivable, net	78,570,956	68,945,792
Inventories	1,617,225	1,122,038
Prepayment and other current assets	14,212,606	16,428,779
Total current assets	132,237,053	135,319,155
Property, plant and equipment	8,830,968	8,758,047
Intangible assets	3,915,917	497,600
Investment	6,131,941	6,669,655
Other noncurrent assets	11,267,764	12,333,122
Operating lease right-of-use asset	7,087
Deferred tax assets	369,483
Total assets	171,915,272	163,577,579
Liabilities
Short-term bank borrowings	7,324,047	6,089,428
Accounts payable	15,822,029	16,096,165
Taxes payable	1,082,131	1,131,276
Accrued expenses and other current liabilities	842,156	856,698
Operating lease liabilities -current	2,495
Total current liabilities	25,072,858	24,173,567
Long term loan		724,932
Operating lease liabilities -noncurrent	4,592
Total liabilities	25,077,450	24,898,499
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 23,940,000 and 20,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	11,970	11,970
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of December 31, 2023 and 2022
Additional paid-in capital	42,967,006	42,967,006
Statutory surplus reserves	15,985,627	15,665,860
Retained earnings	94,635,889	83,330,239
Accumulated other comprehensive loss	(7,268,652)	(3,852,138)
Total shareholders’ equity	146,331,840	138,122,937
Non-controlling interest	505,982	556,143
TOTAL EQUITY	146,837,822	138,679,080
Total liabilities and equity	171,915,272	163,577,579
Related Party
Current Assets
Accounts receivable-a related party	456,361
Due from a related party-current	21,127
Deposits to a related party-noncurrent	$ 9,155,059